Document and Entity Information	Jun. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810739
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	Radius Global Infrastructure, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39568
Entity Tax Identification Number	88-1807259
Entity Address, Address Line One	3 Bala Plaza East
Entity Address, Address Line Two	Suite 502
Entity Address, Postal Zip Code	19004
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
City Area Code	(610)
Local Phone Number	660-4910
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false